Earnings (loss) per share (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ 2,360,693	R$ 2,016,384	R$ 1,549,289
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ (40,991)	R$ (3,531,606)	R$ 42,776
Weighted average number of outstanding shares	266,656,003	301,514,333	312,574,647
Weighted average number of contingently issuable shares with conditions satisfied	203,602	180,846	12,941
Basic Number Of Shares	266,859,605	301,695,179	312,587,588
Basic earnings (loss) per share from continuing operations	R$ 8.85	R$ 6.68	R$ 4.96
Basic earnings (loss) per share from discontinued operations	R$ (0.15)	R$ (11.70)	R$ 0.13
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	R$ 2,360,693	R$ 2,016,384	R$ 1,470,227
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	R$ (40,991)	R$ (3,531,606)	R$ 42,776
Basic Number Of Shares	266,859,605	301,695,179	312,587,588
Share-based payments (in shares)	6,626,179	6,757,337	6,679,569
Diluted Number Of Shares	273,485,784	308,452,516	319,267,157
Diluted earnings (loss) per share from continuing operations	R$ 8.63	R$ 6.54	R$ 4.61
Diluted earnings (loss) per share from discontinued operations	R$ (0.15)	R$ (11.45)	R$ 0.13